Intangible Assets - Schedule of Finite Life Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finite Life Intangible Assets [Line Items]
Additions
Net carrying values	37,046	$ 49,947
Impact of foreign exchange	166,369
Revenue Backlog [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values		1,802
Customer Relationships [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	26,176	33,040
Customer Contracts [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	1,692	2,539
Transponder Rights [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values
Concession Rights [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	8,817	11,963
Software [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	358	597
Others [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	3	6
Cost [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	474,410	472,847
Additions	52	56
Disposals	(240,382)
Disposals	(240,382)
Impact of foreign exchange	(3,522)	1,507
Cost at ending of year	230,558	474,410
Cost [Member] | Revenue Backlog [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	223,664	223,664
Additions
Disposals	(223,664)
Disposals	(223,664)
Impact of foreign exchange
Cost at ending of year		223,664
Cost [Member] | Customer Relationships [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	194,659	194,727
Additions
Disposals
Disposals
Impact of foreign exchange	251	(68)
Cost at ending of year	194,910	194,659
Cost [Member] | Customer Contracts [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	12,618	12,618
Additions
Disposals
Disposals
Impact of foreign exchange
Cost at ending of year	12,618	12,618
Cost [Member] | Transponder Rights [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	16,718	16,718
Additions
Disposals	(16,718)
Disposals	(16,718)
Impact of foreign exchange
Cost at ending of year		16,718
Cost [Member] | Concession Rights [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	25,499	23,868
Additions	52	56
Disposals
Disposals
Impact of foreign exchange	(3,773)	1,575
Cost at ending of year	21,778	25,499
Cost [Member] | Software [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	1,193	1,193
Additions
Disposals
Disposals
Impact of foreign exchange
Cost at ending of year	1,193	1,193
Cost [Member] | Others [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	59	59
Additions
Disposals
Disposals
Impact of foreign exchange
Cost at ending of year	59	59
Accumulated amortization and impairment [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(424,463)	(410,676)
Disposals	240,382
Amortization	(11,337)	(13,093)
Disposals	240,382
Impact of foreign exchange	1,906	(694)
Cost at ending of year	(193,512)	(424,463)
Accumulated amortization and impairment [Member] | Revenue Backlog [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(221,862)	(218,946)
Disposals	223,664
Amortization	(1,802)	(2,916)
Disposals	223,664
Impact of foreign exchange
Cost at ending of year		(221,862)
Accumulated amortization and impairment [Member] | Customer Relationships [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(161,619)	(154,797)
Disposals
Amortization	(6,899)	(6,879)
Disposals
Impact of foreign exchange	(216)	57
Cost at ending of year	(168,734)	(161,619)
Accumulated amortization and impairment [Member] | Customer Contracts [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(10,079)	(9,234)
Amortization	(847)	(845)
Impact of foreign exchange
Cost at ending of year	(10,926)	(10,079)
Accumulated amortization and impairment [Member] | Transponder Rights [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(16,718)	(16,179)
Disposals	16,718
Amortization		(539)
Disposals	16,718
Impact of foreign exchange
Cost at ending of year		(16,718)
Accumulated amortization and impairment [Member] | Concession Rights [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(13,536)	(11,113)
Amortization	(1,547)	(1,672)
Impact of foreign exchange	2,122	(751)
Cost at ending of year	(12,961)	(13,536)
Accumulated amortization and impairment [Member] | Software [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(596)	(357)
Disposals
Amortization	(239)	(239)
Disposals
Impact of foreign exchange
Cost at ending of year	(835)	(596)
Accumulated amortization and impairment [Member] | Others [Member]
Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(53)	(50)
Disposals
Amortization	(3)	(3)
Disposals
Impact of foreign exchange
Cost at ending of year	$ (56)	$ (53)